Finance Income (Expenses), Net (Details) - Schedule of Finance Income (Expenses), Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance expenses:
Revaluation of marketable securities	$ (1,022)	$ (1,531)
Bank account management fees and commissions	(4)	(11)	(21)
Exchange rate differences	(32)	(16)
Total finance expenses	(1,058)	(1,558)	(21)
Finance income:
Revaluation of warrants to purchase ADS's		1,054	719
Revaluation of marketable securities			747
Interest income on bank deposits	41	36	8
Exchange rate differences			13
Total finance income	41	1,090	1,487
Finance income (expenses), net	$ (1,017)	$ (468)	$ 1,466